GREAT-WEST FUNDS, INC.
Great-West Aggressive Profile I Fund
(the “Fund”)
Initial Class and Class L Shares
Supplement dated July 8, 2014 to the Prospectus and Summary Prospectus for the
Fund, each dated May 1, 2014
Effective immediately, the table titled “Average Annual Total Returns for the Periods Ended December 31, 2013” in the Prospectus and Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following table titled “Average Annual Total Returns for the Periods Ended December 31, 2013.”

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years
Great-West Aggressive Profile I Fund Initial Class	28.85%	17.13%	7.60%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	18.58%	7.97%
Composite Index (reflects no deduction for fees, expenses or taxes)	29.33%	16.79%	7.75%

This Supplement must be accompanied by or read in conjunction with the current
Prospectus and Summary Prospectus, each dated May 1, 2014.

Please keep this Supplement for future reference.